Investment Objectives and Goals - Eaton Vance Municipals Trust	Sep. 30, 2025
Eaton Vance California Municipal Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize after-tax total return.
Eaton Vance Massachusetts Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes.
Eaton Vance National Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax.
Eaton Vance New York Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax and New York state and New York City personal income taxes.
Eaton Vance Ohio Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax and Ohio state personal income taxes.